Preferred Stock (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Class of Stock Disclosures [Abstract]
Preferred Stock, Shares Authorized	10
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01